Stock-Based Compensation - Schedule of Information With Respect to Stock Options (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Number of Shares
Beginning balance (in shares)	1,029
Options exercised (in shares)	(97)
Options forfeited (in shares)	(12)
Ending balance (in shares)	920
Vested and expected to vest at December 31, 2021 (in shares)	920
Total shares exercisable as of December 31, 2021 (in shares)	898
Shares remaining available for grant (in shares)	0
Weighted Average Exercise Price
Beginning balance (in dollars per share) | $ / shares	$ 12.82
Options exercised (in dollars per share) | $ / shares	10.73
Options forfeited (in dollars per share) | $ / shares	13.4
Ending balance (in dollars per share) | $ / shares	13.04
Vested and expected to vest at December 31, 2021 (in dollars per share) | $ / shares	13.04
Total shares exercisable as of December 31, 2021 (in dollars per share) | $ / shares	$ 13.12
Outstanding at December 31, 2023 | $	$ 28,053
Vested and expected to vest at December 31, 2023 | $	28,046
Total shares exercisable at December 31, 2023 | $	$ 27,299